Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Variable Interest Entity [Line Items]
Fair value of retained interests	¥ 215		¥ 300
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	201	[1]	288	[1]
Weighted-average life (Years)	7 years 6 months		6 years
Constant prepayment rate	6.20%		10.10%
Impact of 10% adverse change	(2.3)		(2.6)
Impact of 20% adverse change	(4.0)		(5.0)
Discount rate	5.30%		3.60%
Impact of 10% adverse change	(1.5)		(4.2)
Impact of 20% adverse change	¥ (2.6)		¥ (8.2)

[1]	The sensitivity analysis covers the material retained interests held of \288 billion out of \300 billion as of March 31, 2013 and \201 billion out of \215 billion as of March 31, 2014. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.